Commitments	12 Months Ended
Dec. 31, 2024
Commitments and contingencies [abstract]
Commitments	COMMITMENTS
A.PMI CIM has entered into several contracts for the sale of crude oil on the international market to foreign companies. The terms and conditions of these contracts are specific to each client, and their durations may be indefinite (evergreen contracts) or they may contain a minimum obligatory period (long-term contracts).
B.PEMEX has entered into a nitrogen supply contract for the pressure maintenance program at the Cantarell complex. During 2007, an additional contract was entered into with the purpose of supplying nitrogen to the Ku-Maloob-Zap complex and extending the original contract until 2027. As of December 31, 2024 and 2023, the value of the nitrogen to be supplied during the term of the contract was approximately U.S.$657,891 and U.S.$936,926, respectively. In the event of the annulment of the contract and depending on the circumstances, PEMEX has the right or the obligation to acquire the vendor’s nitrogen plant under the terms of the contract.
Estimated future payments under this contract for upcoming fiscal years are as follows:

Year	Payment
2025	254,035
2026	271,235
2027	132,621
Total	U.S.$	657,891
C.As of December 31, 2024 and 2023, the estimated value of the commitments that PEMEX has entered into with several contractors for the development of various infrastructure and services works was as follows:

Maturity	2024		2023
Up to 1 year	Ps.	26,894,474	Ps.	23,288,148
1 to 3 years	28,447,421		43,095,406
4 to 5 years	17,469,459		23,353,908
More than 5 years	576,348		1,728,547
Total	Ps.	73,387,702	Ps.	91,466,009